Significant Subsidiaries	12 Months Ended
Dec. 31, 2019
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Significant Subsidiaries
27.	Significant subsidiaries
The following represents the significant subsidiaries of the Group as 31 December 2019, that principally affect the turnover, profit and net assets of the Group. The percentage of share capital is shown below represents the aggregate percentage of equity capital directly or indirectly held by NV or PLC in the company. The companies are incorporated and principally operated in the countries under which they are shown except where stated otherwise.

Country	Name of company	NV %	PLC%
Argentina	Unilever de Argentina S.A.	64.55	35.45
Australia	Unilever Australia Limited	—	100
Bangladesh	Unilever Bangladesh Limited	—	60.75
Brazil	Unilever Brasil Ltda.	64.55	35.45
Canada	Unilever Canada Inc.	64.55	35.45
China	Walls (China) Co. Ltd.	100.00	—
China	Unilever Services (Hefei) Co Ltd	100.00	—
England and Wales	Unilever UK & CN Holdings Limited	—	100
England and Wales	Unilever U.K. Holdings Limited	—	100
England and Wales	Unilever UK Limited	5.61	94.39
France	Unilever France S.A.S	64.54	35.45
Germany	Unilever Deutschland GmbH	64.55	35.45
Germany	Unilever Deutschland Holding GmbH	64.55	35.45
India	Hindustan Unilever Limited	—	67.18
Indonesia	PT Unilever Indonesia, Tbk.	54.86	30.13
Italy	Unilever Italia Mkt Operations S.R.L	100.00	—
Japan	Unilever Japan Customer Marketing K.K.	100.00	—
Mexico	Unilever de Mexico, S. de R.I. de C.V.	64.55	35.45
Netherlands	Mixhold B.V.	64.55	35.45
Netherlands	Unilever Finance International B.V.	100.00	—
Netherlands	Unilever Nederland B.V.	100.00	—
Netherlands	Unilever Europe B.V.	100.00	—
Netherlands	UNUS Holding B.V.	55.40	44.60
Pakistan	Unilever Pakistan Limited	—	99.27
Philippines	Unilever Philippines, Inc.	64.55	35.45
Russia	OOO Unilever Rus	11.89	88.11
Singapore	Unilever Asia Private Limited	100.00	—
South Africa	Unilever South Africa (Pty) Limited	8.98	91.02
Spain	Unilever Espana S.A.	100.00	—
Switzerland	Unilever ASCC AG	100.00	—
Switzerland	Unilever Finance International AG	100.00	—
Switzerland	Unilever Supply Chain Company AG	100.00	—
Thailand	Unilever Thai Trading Limited	64.55	35.45
Turkey	Unilever Sanayi ve Ticaret Turk A.S	64.54	35.44
United Arab Emirates	Unilever General Trading LLC	—	49.00
USA	Conopco, Inc.	55.40	44.60
USA	Unilever Capital Corporation	55.40	44.60
USA	Unilever United States, Inc.	55.40	44.60
Vietnam	Unilever Vietnam International Company Limited	100.00	—
Due to the inclusion of certain partnerships in the consolidated group financial statements of Unilever, para 264(b) of the German trade law grants an exemption from the duty to prepare individual statutory financial statements and management reports in accordance with the requirements for limited liability companies and to have these audited and published.